Commitments and Contingencies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments And Contingencies Disclosure Abstract
Beginnings balance	$ 1,101	$ 1,770
Provision for (recovery of) credit losses	302	(669)
Endings balance	$ 1,403	$ 1,101